Notes Payable and Debt and Financing Arrangements - Financing Structure (Details) - USD ($) $ in Thousands	Mar. 31, 2016		Dec. 31, 2015		Mar. 30, 2015		Dec. 31, 2014		Sep. 15, 2014
Debt Instrument [Line Items]
Debt instrument, face amount	$ 2,683,248		$ 2,675,000	[1]			$ 1,675,000	[1]
Notes payable and debt	2,653,895		2,644,970	[2]			1,662,580	[2]
Senior notes | 2.3% Senior Notes due 2018
Debt Instrument [Line Items]
Debt instrument, face amount	300,000		300,000	[1]			300,000	[1]
Notes payable and debt	$ 298,183		$ 298,015	[2]			297,344	[2]
Debt instrument interest rate, stated percentage	2.30%		2.30%
Senior notes | 5.75% Senior Notes due 2021
Debt Instrument [Line Items]
Debt instrument, face amount	$ 400,000		$ 400,000	[1]			400,000	[1]
Notes payable and debt	$ 397,630		$ 397,523	[2]			397,092	[2]
Debt instrument interest rate, stated percentage	5.75%		5.75%
Senior notes | 6.375% Senior Notes due 2024
Debt Instrument [Line Items]
Debt instrument, face amount	$ 350,000		$ 350,000	[1]			350,000	[1]
Notes payable and debt	$ 349,057		$ 349,029	[2]			348,920	[2]
Debt instrument interest rate, stated percentage	6.375%		6.375%
Senior notes | 6.25% Senior Notes due 2027
Debt Instrument [Line Items]
Debt instrument, face amount	$ 325,000		$ 325,000	[1]			325,000	[1]
Notes payable and debt	$ 323,257		$ 323,218	[2]			323,062	[2]
Debt instrument interest rate, stated percentage	6.25%		6.25%
Senior notes | 5.25% Senior Notes due 2043
Debt Instrument [Line Items]
Debt instrument, face amount	$ 300,000		$ 300,000	[1]			300,000	[1]
Notes payable and debt	$ 296,328		$ 296,294	[2]			296,162	[2]
Debt instrument interest rate, stated percentage	5.25%		5.25%
Subordinated debt | 4.45% Subordinated Notes due 2025
Debt Instrument [Line Items]
Debt instrument, face amount	$ 500,000		$ 500,000		$ 500,000	[1]	0	[1]
Notes payable and debt	492,723		$ 492,521	[2]			0	[2]
Debt instrument interest rate, stated percentage			4.45%
Subordinated debt | 5.5% Subordinated Notes due 2045
Debt Instrument [Line Items]
Debt instrument, face amount	500,000		$ 500,000		$ 500,000	[1]	0	[1]
Notes payable and debt	$ 488,469		$ 488,370	[2]			0	[2]
Debt instrument interest rate, stated percentage			5.50%
XL Cayman | Senior notes
Debt Instrument [Line Items]
Debt instrument interest rate, stated percentage									5.25%
XL Cayman | Subordinated debt | 4.45% Subordinated Notes due 2025
Debt Instrument [Line Items]
Debt instrument interest rate, stated percentage	4.45%				4.45%
XL Cayman | Subordinated debt | 5.5% Subordinated Notes due 2045
Debt Instrument [Line Items]
Debt instrument interest rate, stated percentage	5.50%				5.50%
Revolving credit facility
Debt Instrument [Line Items]
Available letter of credit facilities - commitments	$ 1,400,000		$ 1,400,000				1,600,000
Available letter of credit facilities - in use	526,500		527,100				606,100
Line of credit facility, remaining borrowing capacity	823,500		822,900				968,900
Letter of credit facility
Debt Instrument [Line Items]
Available letter of credit facilities - commitments	4,503,617	[3]	4,463,041	[3],[4],[5]			3,575,000	[4],[5]
Available letter of credit facilities - in use	$ 2,548,085		$ 2,515,653	[3],[5],[6]			$ 1,790,561	[5]

[1]	Excluded from the table are certain credit facilities under which the Company is permitted to utilize up to $1.4 billion and $1.6 billion as of December 31, 2015 and December 31, 2014, respectively, for revolving loans to support general operating and financing needs. However, as of December 31, 2015 and December 31, 2014, $527.1 million and $606.1 million, respectively, were utilized under these facilities to issue letters of credit, leaving $822.9 million and $968.9 million, respectively, available to support other operating and financing need
[2]	"In Use/Outstanding" data represent December 31, 2015 and December 31, 2014 accreted values.
[3]	As of March 31, 2016 and December 31, 2015, there were fifteen available credit facilities
[4]	As of December 31, 2015 and December 31, 2014 the stated portion of allowable credit facilities permitted to be utilized for revolving loans was $1.4 billion and $1.6 billion, respectively. However, as of December 31, 2015 and December 31, 2014, $527.1 million and $606.1 million, respectively, of such facilities' limits were utilized to issue letters of credit, leaving $822.9 million and $968.9 million, respectively, available either to issue additional letters of credit or to support other operating or financing needs under these particular facilities.
[5]	As of December 31, 2015 and December 31, 2014, there were fifteen and eight available credit facilities, respectively.
[6]	As of March 31, 2016 and December 31, 2015 the stated portion of allowable credit facilities permitted to be utilized for revolving loans was $1.4 billion. However, as of March 31, 2016 and December 31, 2015, $526.5 million and $527.1 million, respectively, of such facilities' limits were utilized to issue letters of credit, leaving $823.5 million and $822.9 million, respectively, available either to issue additional letters of credit or to support other operating or financing needs under these particular facilities.